Investments (Details) - USD ($)			6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jan. 31, 2024	Sep. 30, 2023	Feb. 28, 2023	Sep. 30, 2022
Investments [Line Items]
Interest income			$ 20,815	$ 21,502
Conversion repayment		$ 692,492
Fixed deposit			$ 1,500,000
Fixed deposit term			1 year
Company acquired equity interest	[1]		$ 8,692,775			$ 8,703,744
Partnership enterprise					$ 2,769,968
Convertible Debt [Member]
Investments [Line Items]
Convertible debt			Jun. 17, 2024
Convertible debt instrument annual interest rate			6.00%
Linyi Xing Caitong New Energy Partnership
Investments [Line Items]
Equity interest percentage				25.00%
Company acquired equity interest				$ 6,924,920
Chongqing Chenglu Technology Co., Ltd
Investments [Line Items]
Equity interest percentage								6.00%
Changzhou Huiyu Yidian Venture Capital Co., Ltd
Investments [Line Items]
Equity interest percentage							10.00%
Company acquired equity interest							$ 9,695	$ 3,515,729
Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership)
Investments [Line Items]
Equity interest percentage					3.6553%

[1]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,924,920 which was accounted for using the equity method. For the six months ended March 31, 2024, the Company has not engaged in any new investments that would be accounted for using the equity method.